Costs and expenses by nature:	12 Months Ended
Dec. 31, 2018
Expenses by nature [abstract]
Disclosure of expenses by nature [text block]
Note 4 - Costs and expenses by nature:

	January 1 to December 31,

	2016		2017		2018

Termination benefits (Note 18.17)	Ps	1,237	Ps	1,984	Ps	1,595
Short-term benefits		531,246		772,129		1,118,926
Employees’ statutory profit sharing		6,126		6,359		8,052
Electric power		108,910		234,879		458,827
Maintenance and conservation		229,904		401,479		673,603
Professional fees		103,918		217,930		306,169
Insurance and bonds		30,157		86,838		200,477
Surveillance services		144,462		207,303		310,065
Cleaning services		90,285		142,531		229,003
Technical assistance (Note 15.4)		288,111		346,487		386,249
Right of use of assets under concession (DUAC) (1)		344,939		468,695		898,253
Amortization and depreciation of intangible assets, furniture and equipment		529,660		1,166,114		1,760,741
Goodwill impairment (Note 8.1)		4,719,096
Consumption of commercial items		180,636		252,602		300,845
Construction services (Note 3.1.3)		2,116,954		1,898,550		935,774
Financial assets impairment		45,687
Other		114,347		144,322		177,330

Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses	Ps	4,820,892	Ps	11,112,985	Ps	7,765,909

(1)
As of December 31, 2016, DUAC corresponds to the consideration for the concession in Mexico, which  is equivalent to 5% of the gross revenues of each of the concessions, as of December 31, 2017, Ps406,733 correspond to the consideration for the concessions in Mexico, Ps56,005 correspond to the consideration of the Airplan concession at 19% of gross revenues from the period October 19 to December 31, 2017, and Ps5,957 for the consideration of the Aerostar concession at 5% of the airportʼs gross receipts from May 31, to December 31, 2017
, as of December 31, 2018, Ps458,290 correspond to Mexico, Ps312,244 correspond to Airplan and Ps127,719 correspond to Aerostar.